Other (losses)/gains - net	12 Months Ended
Dec. 31, 2020
Other gains - net [abstract]
Other (losses)/gains - net
9	Other gains – net

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Net gains/(losses) on disposal of land, property, plant and equipment	172,508	158,551	(1,212)
Gains from structured deposits	19,811	85,444	114,283
Gains/(losses) from disposal of subsidiaries (Note 20)	1,622	(60,951)	—
Net foreign exchange (losses)/gains	(31,770)	2,648	12,248
Net gains/(losses) on foreign exchange option contracts	14,519	(12,315)	(376)
Losses on sale of FVOCI	—	(19,513)	(9,513)

	176,690	153,864	115,430